Restructuring - 2017 Restructuring Plan (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 0	$ 0	$ 0	$ 12,490,000
Resource Rationalizations 2017
Restructuring Reserve [Roll Forward]
Restructuring charges						$ 7,800,000
Resource Rationalizations 2017 | Workforce Reduction
Restructuring Reserve [Roll Forward]
Restructuring charges						7,753,000
Provision, beginning balance			2,082,000	$ 3,097,000	$ 3,097,000
Utilized			(1,445,000)		(1,015,000)	(4,656,000)
Provision, ending balance	$ 637,000		$ 637,000		$ 2,082,000	$ 3,097,000